Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2021 USD ($) client	Dec. 31, 2020 USD ($) client	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Cash equivalents		$ 0	$ 0
Restricted cash		2,002,000	1,845,000
Accrued revenue included in accounts receivable		2,500,000	5,100,000
Product Information [Line Items]
Accounts receivable, net of allowance		46,914,000	40,802,000
Variable Interest Entity [Line Items]
Assets		718,327,000	542,953,000
Property Plant And Equipment [Line Items]
Deferred offering costs		$ 900,000	9,100,000
Previous deferred offering costs expensed	$ 14,800,000
Tax savings agreement, percent		85.00%
Finite-lived intangible asset, useful life		10 years
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Partner's Capital		$ 126,319,000	74,183,000
Accounts Receivable | Two Customers
Product Information [Line Items]
Accounts receivable, subsequently received		$ 6,700,000
Furniture, Fixtures and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life		5 years
Software
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life		3 years
PWP OpCo
Variable Interest Entity [Line Items]
Assets		$ 268,500,000	$ 74,200,000
Client Accounting for More than 10% of Aggregate Receivable | Two Customers
Product Information [Line Items]
Accounts receivable, net of allowance		$ 13,600,000
Client Accounting for More than 10% of Aggregate Receivable | Accounts Receivable
Product Information [Line Items]
Number of clients over 10% benchmark | client		2	0
Accounting Standards Update 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Partner's Capital				$ (200,000)